Unbilled Revenue - Summary of Unbilled Revenue (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Revenue [Abstract]
Unbilled financial asset	$ 489	$ 369
Unbilled non financial asset	622	572
Unbilled Revenue	$ 1,111	$ 941